Right of Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Disclosure of payments on lease liabilities [Table Text Block]
1 year	$1,044,016
thereafter	6,436,500
less amount representing interest expense	(2,240,665)
Lease liability	5,239,851
Current Portion of Lease Liabilities	669,040
Long Term Portion of Lease Liabilities	$4,570,811